American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2022

VP Growth - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 92.7%
Aerospace and Defense — 0.9%
Lockheed Martin Corp.	132	58,265
Air Freight and Logistics — 2.0%
United Parcel Service, Inc., Class B	621	133,180
Auto Components — 1.0%
Aptiv PLC(1)	564	67,516
Automobiles — 3.9%
Rivian Automotive, Inc., Class A(1)	225	11,304
Tesla, Inc.(1)	229	246,770
		258,074
Beverages — 1.8%
PepsiCo, Inc.	722	120,848
Biotechnology — 1.4%
Amgen, Inc.	150	36,273
Vertex Pharmaceuticals, Inc.(1)	205	53,499
		89,772
Building Products — 0.7%
Masco Corp.	547	27,897
Trex Co., Inc.(1)	279	18,227
		46,124
Capital Markets — 1.5%
S&P Global, Inc.	243	99,674
Chemicals — 0.7%
Air Products and Chemicals, Inc.	187	46,733
Electrical Equipment — 1.9%
Generac Holdings, Inc.(1)	183	54,398
Rockwell Automation, Inc.	263	73,648
		128,046
Electronic Equipment, Instruments and Components — 2.3%
CDW Corp.	308	55,098
Cognex Corp.	588	45,364
Keysight Technologies, Inc.(1)	331	52,288
		152,750
Energy Equipment and Services — 0.3%
Schlumberger NV	408	16,854
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	489	34,152
Take-Two Interactive Software, Inc.(1)	202	31,055
Walt Disney Co.(1)	505	69,266
		134,473
Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.	187	64,347
Food Products — 0.8%
Mondelez International, Inc., Class A	779	48,906
Vital Farms, Inc.(1)	390	4,820
		53,726
Health Care Equipment and Supplies — 2.6%
DexCom, Inc.(1)	76	38,882
Edwards Lifesciences Corp.(1)	341	40,142
IDEXX Laboratories, Inc.(1)	67	36,653

Intuitive Surgical, Inc.(1)	192	57,923
		173,600
Health Care Providers and Services — 1.8%
UnitedHealth Group, Inc.	241	122,903
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	130	22,329
Chipotle Mexican Grill, Inc.(1)	26	41,133
Dutch Bros, Inc., Class A(1)(2)	243	13,430
Expedia Group, Inc.(1)	236	46,178
		123,070
Household Products — 1.1%
Procter & Gamble Co.	466	71,205
Interactive Media and Services — 8.7%
Alphabet, Inc., Class A(1)	164	456,141
Meta Platforms, Inc., Class A(1)	353	78,493
Snap, Inc., Class A(1)	751	27,029
Twitter, Inc.(1)	499	19,306
		580,969
Internet and Direct Marketing Retail — 6.1%
Amazon.com, Inc.(1)	125	407,494
IT Services — 6.8%
Okta, Inc.(1)	136	20,531
PayPal Holdings, Inc.(1)	721	83,384
Shopify, Inc., Class A(1)	17	11,491
Twilio, Inc., Class A(1)	113	18,623
Visa, Inc., Class A	1,451	321,788
		455,817
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	425	56,240
Repligen Corp.(1)	138	25,957
		82,197
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	158	43,027
Pharmaceuticals — 1.6%
Novo Nordisk A/S, B Shares	383	42,481
Zoetis, Inc.	341	64,309
		106,790
Road and Rail — 1.4%
Lyft, Inc., Class A(1)	1,048	40,243
Union Pacific Corp.	198	54,096
		94,339
Semiconductors and Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)	872	95,345
Analog Devices, Inc.	602	99,438
ASML Holding NV	143	95,556
GLOBALFOUNDRIES, Inc.(1)	208	12,983
NVIDIA Corp.	973	265,493
		568,815
Software — 15.9%
Crowdstrike Holdings, Inc., Class A(1)	152	34,516
Datadog, Inc., Class A(1)	255	38,625
Microsoft Corp.	2,481	764,917
PagerDuty, Inc.(1)	723	24,719
Paycor HCM, Inc.(1)	196	5,706
salesforce.com, Inc.(1)	179	38,005

Splunk, Inc.(1)	267	39,679
UiPath, Inc., Class A(1)	453	9,780
Workday, Inc., Class A(1)	190	45,498
Zendesk, Inc.(1)	456	54,852
		1,056,297
Specialty Retail — 2.1%
Home Depot, Inc.	456	136,494
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	3,329	581,277
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	755	101,593
TOTAL COMMON STOCKS (Cost $2,981,715)		6,176,269
EXCHANGE-TRADED FUNDS — 6.9%
iShares Russell 1000 Growth ETF	844	234,320
Technology Select Sector SPDR Fund	1,445	229,654
TOTAL EXCHANGE-TRADED FUNDS (Cost $460,211)		463,974
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,936	17,936
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,730	13,730
		31,666
Repurchase Agreements†
Repurchase Agreements, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $1,340), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $1,313)		1,313
TOTAL SHORT-TERM INVESTMENTS (Cost $32,979)		32,979
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,474,905)		6,673,222
OTHER ASSETS AND LIABILITIES — (0.1)%		(8,129)
TOTAL NET ASSETS — 100.0%		$6,665,093

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	82,330	EUR	74,474	JPMorgan Chase Bank N.A.	6/30/22	$(341)
USD	2,761	EUR	2,467	JPMorgan Chase Bank N.A.	6/30/22	22
						$(319)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,431. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,730.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,038,232	138,037	—
Exchange-Traded Funds	463,974	—	—
Short-Term Investments	31,666	1,313	—
	6,533,872	139,350	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	22	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	341	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.